Business Segment Data (Quarter) (Detail) - Company`s continuing operations in its three business segments (USD $)	3 Months Ended			12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010
Revenues	$ 5,623,000		$ 4,917,000	$ 23,849,000	$ 24,307,000
Operating Loss	(1,655,000)		(1,302,000)	(4,961,000)	(5,526,000)
Interest expense, net	(113,000)		(361,000)	(1,382,000)	(1,591,000)
Gain on debt extinguishment	4,000	8,800,000		8,796,000
Change in warrant liabilities	108,000			(3,655,000)
Loss from continuing operations before income taxes	(1,656,000)		(1,663,000)	(1,202,000)	(7,117,000)
Income tax expense	(7,000)		(7,000)	8,000	19,000
Loss from continuing operations	(1,663,000)		(1,670,000)	(1,194,000)	(7,098,000)
Digital Display Sales [Member]
Revenues	3,837,000		2,848,000	15,990,000	15,515,000
Operating Loss	(1,141,000)		(744,000)	(3,003,000)	(2,529,000)
Digital Display Lease and Maintenance [Member]
Revenues	1,768,000		2,046,000	7,767,000	8,561,000
Operating Loss	216,000		180,000	215,000	83,000
Real Estate Rentals [Member]
Revenues	18,000		23,000	92,000	231,000
Operating Loss	(12,000)		3,000	(39,000)	165,000
General Corporate [Member]
Operating Loss	$ (718,000)		$ (741,000)	$ (2,134,000)	$ (3,245,000)